Shareholder Report, Line Graph (Details) 193916_Innovator Gradient Tactical Rotation Strategy ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 16, 2022	Oct. 31, 2025
Innovator Gradient Tactical Rotation Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Gradient Tactical Rotation Strategy ETF NAV
Accumulated Value	$ 10,683	$ 8,552	$ 10,000	$ 11,486
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	14,850	10,760	10,000	$ 18,036
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global BMI TR
Accumulated Value	$ 13,865	$ 10,443	$ 10,000	$ 16,977